2. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Allowance doubtful accounts	$ 592		$ 492	$ 212
Software development costs	289	350
Research and development costs	$ 135
2 Customers
Percentage accounts receivable of customers	20.00%
2 Customers
Percentage accounts receivable of customers			28.00%